Organization, Summary of Significant Accounting Policies and New Accounting Standards - Allowance for Credit Losses and Internal Risk Tier Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Loans, allowance for credit loss	$ 7,037	$ 219
Accrued interest receivable written off	133	0
Credit card loans | Credit card loans
Financing Receivable, Past Due [Line Items]
Loans, allowance for credit loss	7,037	219	$ 0
Loans on nonaccrual status	0	0
Charge offs for fraudulent transactions	1,292
Accumulated accrued interest	1,359	2
Credit card loans | Credit card loans | Total Loans
Financing Receivable, Past Due [Line Items]
Total loans	121,590	3,940
Credit card loans | Credit card loans | Total Loans | Greater than or equal to 800
Financing Receivable, Past Due [Line Items]
Total loans	10,016
Credit card loans | Credit card loans | Total Loans | 780 – 799
Financing Receivable, Past Due [Line Items]
Total loans	8,624
Credit card loans | Credit card loans | Total Loans | 760 – 779
Financing Receivable, Past Due [Line Items]
Total loans	9,976
Credit card loans | Credit card loans | Total Loans | 740 – 759
Financing Receivable, Past Due [Line Items]
Total loans	13,581
Credit card loans | Credit card loans | Total Loans | 720 – 739
Financing Receivable, Past Due [Line Items]
Total loans	18,358
Credit card loans | Credit card loans | Total Loans | 700 – 719
Financing Receivable, Past Due [Line Items]
Total loans	22,579
Credit card loans | Credit card loans | Total Loans | 680 – 699
Financing Receivable, Past Due [Line Items]
Total loans	21,736
Credit card loans | Credit card loans | Total Loans | 660 – 679
Financing Receivable, Past Due [Line Items]
Total loans	14,044
Credit card loans | Credit card loans | Total Loans | 640 – 659
Financing Receivable, Past Due [Line Items]
Total loans	1,969
Credit card loans | Credit card loans | Total Loans | Less than 640
Financing Receivable, Past Due [Line Items]
Total loans	707
Credit card loans | Credit card loans | Current
Financing Receivable, Past Due [Line Items]
Total loans	115,356	3,864
Credit card loans | Credit card loans | 30–59 Days
Financing Receivable, Past Due [Line Items]
Total loans	1,893	74
Credit card loans | Credit card loans | 60–89 Days
Financing Receivable, Past Due [Line Items]
Total loans	1,683	2
Credit card loans | Credit card loans | ≥ 90 Days
Financing Receivable, Past Due [Line Items]
Total loans	2,658	0
Credit card loans | Credit card loans | Total Delinquent Loans
Financing Receivable, Past Due [Line Items]
Total loans	$ 6,234	$ 76